Goodwill And Intangible Assets (Amortization Expense Of Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles amortization expense	$ 21	$ 14	$ 4